Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001856725
Registrant Name	Rani Therapeutics Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES